DEBT INSTRUMENTS IN ISSUE - Bonds classified by currency, term and type of issue (Details) - COP ($) $ in Millions	Dec. 31, 2025		Dec. 31, 2024
DEBT INSTRUMENTS IN ISSUE
Debt instruments in issue	$ 7,409,693	[1]	$ 11,275,216
Local currency | Subordinated bonds
DEBT INSTRUMENTS IN ISSUE
Debt instruments in issue	615,726		615,699
Local currency | Ordinary bonds
DEBT INSTRUMENTS IN ISSUE
Debt instruments in issue	1,556,564		1,628,513
Foreign currency | Subordinated bonds
DEBT INSTRUMENTS IN ISSUE
Debt instruments in issue	4,721,908		5,516,940
Foreign currency | Ordinary bonds
DEBT INSTRUMENTS IN ISSUE
Debt instruments in issue	515,495		3,514,064
Less than 1 year
DEBT INSTRUMENTS IN ISSUE
Debt instruments in issue	283,170		243,861
Less than 1 year | Foreign currency | Ordinary bonds
DEBT INSTRUMENTS IN ISSUE
Debt instruments in issue	283,170		243,861
Between 1 and 3 years
DEBT INSTRUMENTS IN ISSUE
Debt instruments in issue	93,768		1,097,493
Between 1 and 3 years | Foreign currency | Ordinary bonds
DEBT INSTRUMENTS IN ISSUE
Debt instruments in issue	93,768		1,097,493
Between 3 and 5 years
DEBT INSTRUMENTS IN ISSUE
Debt instruments in issue	6,859		7,684
Between 3 and 5 years | Foreign currency | Ordinary bonds
DEBT INSTRUMENTS IN ISSUE
Debt instruments in issue	6,859		7,684
More than 5 years
DEBT INSTRUMENTS IN ISSUE
Debt instruments in issue	7,025,896		9,926,178
More than 5 years | Local currency | Subordinated bonds
DEBT INSTRUMENTS IN ISSUE
Debt instruments in issue	615,726		615,699
More than 5 years | Local currency | Ordinary bonds
DEBT INSTRUMENTS IN ISSUE
Debt instruments in issue	1,556,564		1,628,513
More than 5 years | Foreign currency | Subordinated bonds
DEBT INSTRUMENTS IN ISSUE
Debt instruments in issue	4,721,908		5,516,940
More than 5 years | Foreign currency | Ordinary bonds
DEBT INSTRUMENTS IN ISSUE
Debt instruments in issue	$ 131,698		$ 2,165,026

[1]	The accumulated value as of December 31, 2025, includes the effects of the classification of Banistmo S.A. as an asset held for sale since December 18, 2025. For more information, see Note 1. Reporting Entity, Note 2.D12. Significant Accounting Policies - Assets Held for Sale and Discontinued Operations, and Note 31. Discontinued Operation.